Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [abstract]
Subsequent events
22.	Subsequent events

●	On July 22, 2026, the Company issued 64,832 Class B Subordinate Voting Shares to one investor, an entity, which is owned by a family member of the CFO of the Company, upon the conversion of a convertible debenture, pursuant to the March 2026 Debenture Units.

●	On July 30, 2026, the Company issued 65,036 Class B Subordinate Voting Shares to one investor, an entity, which is owned by a family member of the CFO of the Company, upon the conversion of a convertible debenture, pursuant to the March 2026 Debenture Units.

●	On July 30, 2026, the Company completed a debt settlement transaction, issuing an aggregate of 30,948 Class B Subordinate Voting Shares at a deemed price of C$$3.99 per share in full satisfaction of C$123,487.43 in outstanding indebtedness owed to certain arm’s length creditors and insiders.

●	On July 31, 2026, the Company issued 87,922 Class B Subordinate Voting Shares to one investor upon the conversion of a convertible debenture, pursuant to the March 2026 Debenture Units.

●	On August 10, 2026, the Company issued 74,142 Class B Subordinate Voting Shares to one investor upon the conversion of a convertible debenture, pursuant to the March 2026 Debenture Units.

●	Subsequent to June 30, 2026, the Company successfully sold an aggregate of 187,194 Class B Subordinate Voting Shares for $675,823 in gross proceeds, under its at-the-market offering agreement with Rodman and Renshaw LLC, as sales agent.